CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales	¥ 498,189	¥ 821,792	¥ 793,745
Cost of goods sold	499,355	771,438	823,856
Gross profit (loss)	(1,166)	50,354	(30,111)
Other income	14,637	14,253	15,233
Selling and distribution expenses	(11,026)	(11,962)	(12,815)
Administrative expenses	(17,990)	(17,249)	(22,764)
Bad debt expense	(316,438)	(71,565)	(23,940)
Loss from assets devaluation	(85,021)	(36,683)	(230,359)
Finance costs	0	(213)	(84)
Other expenses	(1,461)	(5,220)	(11,381)
Loss before taxation	(418,465)	(78,285)	(316,221)
Income tax expense	209	9,741	5,581
Loss attributable to shareholders	(418,674)	(88,026)	(321,802)
Other comprehensive income (loss)
Exchange differences on translation of financial statements of foreign operations	(807)	275	(2,288)
Total comprehensive loss for the period	¥ (419,481)	¥ (87,751)	¥ (324,090)
Loss per share
Basic (RMB)	¥ (93.18)	¥ (26.36)	¥ (116.51)
Diluted (RMB)	¥ (93.18)	¥ (26.36)	¥ (116.51)